UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               ------------------
Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one):               [_] is a restatement.
                                               [_] adds new entries.

Institutional Investment Manager Filing this Report:

Name:    Smithwood Advisers, LP
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Address: 1999 Avenue of the Stars, Suite 2040
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         Los Angeles, CA 90067
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stacey Schaper
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Title:   Compliance Officer
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Phone:   (310) 286-2929
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Signature, Place, and Date of Signing:

/s/ Stacey Schaper                   Los Angeles, CA           February 15, 2011
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    [Signature]                       [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all entries are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-___________________   ________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

REPORTING SUMMARY:


NUMBER OF OTHER INCLUDED MANAGERS:                       0
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FORM 13F INFORMATION TABLE ENTRY TOTAL:                 22
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FORM 13F INFORMATION TABLE VALUE TOTAL:            244,255
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LIST OF OTHER INCLUDED MANAGERS:
                                      NONE

                                                                   VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Capitalsource Inc. 4.000%
  due 7/15/34                          NOTE              14055xae2   10,973 11,000,000 PRN        SOLE             SOLE
Playboy Enterprises Inc. 3.00%
  due 3/15/25                          NOTE              728117ab8   13,257 13,702,000 PRN        SOLE             SOLE
AEP Industries Inc.                    COM               001031103   15,928    613,797 SH         SOLE             SOLE
Apple, Inc.                            COM               037833100    8,064     25,000 SH         SOLE             SOLE
Augusta Resource Corp                  COM               050912203    3,180    834,600 SH         SOLE             SOLE
Carefusion Corp                        COM               14170t101   12,850    500,000 SH         SOLE             SOLE
Charter Communications Inc.            COM CL A          16117M305   10,319    265,000 SH         SOLE             SOLE
Chicos Fas Inc                         COM               168615102    2,406    200,000 SH         SOLE             SOLE
CIT Group Inc.                         COM               125581801   23,550    500,000 SH         SOLE             SOLE
Discovery Communications, Inc.         COM SER C         25470f302   27,518    750,000 SH         SOLE             SOLE
Greenlight Capital RE Ltd              COM               g4095j109    2,681    100,000 SH         SOLE             SOLE
Hewlett Packard Co                     COM               428236103   10,525    250,000 SH         SOLE             SOLE
Lyondellbasell Industires NV           SHS A             n53745100   17,200    500,000 SH         SOLE             SOLE
MI Developments Inc.                   CL A SUB VTG      55304x104    6,775    250,000 SH         SOLE             SOLE
Novagold Resources, Inc.               COM               66987e206   21,405  1,500,000 SH         SOLE             SOLE
Pepsico Inc.                           COM               713448108   19,599    300,000 SH         SOLE             SOLE
Scotts Miracle Grow Co                 CL  A             810186106   10,154    200,000 SH         SOLE             SOLE
Market Vectors ETF TR                  Gold Miner ETF    57060u100    9,236    150,000 SH         SOLE             SOLE
Market Vectors ETF TR                  JR Gold Miner ETF 57060U589    5,992    150,000 SH         SOLE             SOLE
Augusta Resource Corp                  COM               050912203    7,513  2,000,000 SH         SOLE             SOLE
CVB Financials Corp                    Com               126600955      200     20,000 PUT        SOLE             SOLE
SPDR S&p 500 ETF TR                    Put               78462f903    4,930     20,000 CALL       SOLE             SOLE

                                                                -----------
                                       TOTAL                        244,255
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